Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE EQUITY SERIES, INC.
Entity Central Index Key	0000918294
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005441
Shareholder Report [Line Items]
Fund Name	All-Cap Opportunities Portfolio
Trading Symbol	QAOSWX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
All-Cap Opportunities Portfolio	$90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  The following contributed most to the portfolio’s performance during the reporting period, relative to the Russell 3000 Index: stock selection in communication services, with particular strength in the entertainment and interactive media and services industries; security choices in information technology, with the most significant returns in the semiconductors and semiconductor equipment industry; and stock choices in consumer discretionary.

  The following detracted most from portfolio performance during the reporting period, relative to the benchmark: stock selection in financials, with the capital markets industry and banks industry lagging, and security choices in consumer staples, with the consumer staples distribution and retail industry and the beverages industry weighing on returns.

  We seek to provide long-term growth of capital by minimizing factor bets and relying on thoughtful stock selection across a wide range of sectors and industries. We utilize a “Four Pillars” investment framework—quality, expectations, better or worse, and valuation—to create a portfolio from the bottom up, spanning all market capitalizations and investment styles.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
All-Cap Opportunities Portfolio	25.16%	17.18%	16.13%
Russell 3000 Index (Regulatory/Strategy Benchmark)	23.81	13.86	12.55

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 540,878,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 3,453,000
InvestmentCompanyPortfolioTurnover	96.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$540,878 Number of Portfolio Holdings113
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	27.8%
Consumer Discretionary	14.6
Financials	13.5
Communication Services	12.1
Health Care	12.1
Industrials & Business Services	10.6
Energy	2.0
Utilities	2.0
Consumer Staples	1.8
Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.1%
Apple	6.6
NVIDIA	5.9
Amazon.com	4.4
Meta Platforms	3.7
Alphabet	3.2
Visa	2.6
Eli Lilly	2.4
Tesla	2.2
Netflix	1.9

Updated Prospectus Web Address	www.troweprice.com/paperless